CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 23,798,795	$ 10,336,923
Interest-earning deposits	8,161,322	7,083,526
Federal funds sold	39,454,481	21,940,960
Total cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Securities available for sale	88,280,080	85,575,351
Federal Home Loan Bank stock	2,887,763	6,306,273
Loans, net of allowance for loan losses of $5,944,585 and $7,789,262 at 2012 and 2011, respectively	394,868,626	387,634,646
Loans held for sale	1,827,000	1,661,750
Property and equipment, net	10,157,929	10,088,154
Goodwill	11,385,323	11,385,323
Bank-owned life insurance	5,244,335	5,067,935
Core deposit intangible	535,000	816,000
Foreclosed assets	6,505,912	5,822,864
Mortgage servicing rights	811,783	651,409
Accrued interest receivable	1,592,307	1,726,319
Prepaid FDIC insurance premiums	1,001,161	1,439,197
Other assets	2,507,471	3,449,851
Total assets	600,769,032	562,724,979
Deposits:
Noninterest-bearing	60,330,245	39,256,851
Interest-bearing	400,043,801	375,501,432
Total deposits	460,374,046	414,758,283
Federal Home Loan Bank advances	21,966,750	26,944,000
Securities sold under agreements to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Other liabilities	1,392,984	2,016,445
Total liabilities	522,512,629	485,010,854
Commitments and Contingent Liabilities (Note 15)
Stockholders' Equity
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,481,317 and 7,727,756 shares issued and outstanding at 2012 and 2011	748,132	772,776
Additional paid-in capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
Total stockholders' equity	78,256,403	77,714,125
Total liabilities and stockholders' equity	$ 600,769,032	$ 562,724,979